Short Term Investments	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Investments in Debt and Equity Instruments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses) [Text Block]
Note 3 – Short Term Investments

The following table summarizes the Company’s short term investments as of December 31, 2016 and 2015:

	As of December 31, 2016
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost Basis	Gains	Losses	Fair Value
	(in thousands)
Municipals	$1,576	$–	$(2)	$1,574
Corporate debt securities	10,860	11	(94)	10,777
Total Short term investments	$12,436	$11	$(96)	$12,351

	As of December 31, 2015
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost Basis	Gains	Losses	Fair Value
	(in thousands)
Municipals	$4,406	$–	$(22)	$4,384
Corporate debt securities	14,645	11	(195)	14,461
Total Short term investments	$19,051	$11	$(217)	$18,845

The Company’s financial assets are measured at fair value on a recurring basis by level within the fair value hierarchy. All of the Company's short term investments are classified as Level 2. Other than the marketable securities, the company doesn't have any other financial assets or financial liabilities marked to market at fair value.

The contractual maturity of the above mentioned short term investments varies between less than one year to three years.

The Company reviews the individual securities in its portfolio to determine whether a decline in a security’s fair value below the amortized cost basis is other-than-temporary. The Company determined that as of January 31, 2016 and 2015 there were no investments in its portfolio that were other-than-temporarily impaired.